Cameco Corporation	12 Months Ended
Dec. 31, 2022
Corporation [Abstract]
Cameco Corporation
1.

Cameco Corporation
Cameco Corporation is incorporated under the Canada Business Corporations Act. The address of its registered office is 2121
11th Street West, Saskatoon, Saskatchewan, S7M 1J3. The consolidated financial statements as at and for the year ended
December 31, 2022 comprise Cameco Corporation and its subsidiaries (collectively, the Company or Cameco) and the
Company’s interests in associates and joint arrangements.
Cameco is one of the world’s largest providers of the uranium needed to generate clean, reliable baseload electricity around the globe. The Company has mines in northern Saskatchewan and the United States, as well as a 40% interest in Joint
Venture Inkai LLP (JV Inkai), a joint arrangement with Joint Stock Company National Atomic Company Kazatomprom
(Kazatomprom),

located in Kazakhstan. JV Inkai is accounted for on an equity basis (see note 12).
Cameco’s Cigar Lake mine in northern Saskatchewan had been placed in a temporary state of care and maintenance periodically throughout 2020 and 2021 due to the global COVID-19 pandemic. The mine was in a temporary state of care and maintenance in January 2021 and production resumed in April 2021. Operations at McArthur River/Key Lake, which had been suspended in 2018, resumed in November of 2022.

The Rabbit Lake operation was placed in care and maintenance in 2016.
Cameco’s operations in the United States, Crow Butte and Smith Ranch-Highland, are not currently producing as the decision was made in 2016 to curtail production and defer all wellfield development. See note 29 for the financial statement impact.

The Company is also a leading provider of nuclear fuel processing services, supplying much of the world’s reactor fleet with the fuel to generate one of the cleanest sources of electricity available today. It operates the world’s largest commercial refinery in Blind River, Ontario, controls a significant portion of the world UF
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primary conversion capacity in Port Hope,
Ontario and is a leading manufacturer of fuel assemblies and reactor components for CANDU reactors at facilities in Port
Hope and Cobourg, Ontario.